Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2016	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5
Additions	—	9,113.3	156,874.2	4,584.1	—	195,256.0	365,827.6
Disposals or retirements	—	(13.4)	(3,094.2)	(469.2)	—	—	(3,576.8)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(18.1)	(1,497.3)	(4,401.9)	(92.4)	—	(167.8)	(6,177.5)

Balance at December 31, 2016	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8

Accumulated depreciation and impairment

Balance at January 1, 2016	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2
Additions	29.4	17,540.5	198,189.4	4,325.7	—	—	220,085.0
Disposals or retirements	—	(7.3)	(3,049.5)	(468.4)	—	—	(3,525.2)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(10.8)	(1,094.3)	(3,620.1)	(68.7)	—	—	(4,793.9)

Balance at December 31, 2016	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1

Carrying amounts at December 31, 2016	$3,524.5	$130,055.4	$465,490.2	$11,507.9	$—	$387,199.7	$997,777.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost
Balance at January 1, 2017	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	—	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	—	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	—	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment

Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$—	$167,353.5	$1,062,542.3

Cost

Balance at January 1, 2018	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1
Additions (Deductions)	—	40,396.4	247,042.3	6,773.4	—	5,812.3	300,024.4
Disposals or retirements	—	(410.9)	(5,972.5)	(790.8)	—	—	(7,174.2)
Effect of exchange rate changes	28.2	(405.8)	(61.9)	8.1	—	(254.8)	(686.2)

Balance at December 31, 2018	$4,011.4	$418,714.3	$2,728,760.2	$48,382.2	$—	$172,911.0	$3,372,779.1

Accumulated depreciation and impairment

Balance at January 1, 2018	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8
Additions	20.9	24,293.4	258,195.3	5,615.3	—	—	288,124.9
Disposals or retirements	—	(399.0)	(4,773.6)	(790.0)	—	—	(5,962.6)
Impairment	—	—	423.5	—	—	—	423.5
Effect of exchange rate changes	19.2	33.2	(15.1)	32.9	—	—	70.2

Balance at December 31, 2018	$550.6	$218,374.1	$2,049,279.0	$32,525.1	$—	$—	$2,300,728.8

Carrying amounts at December 31, 2018	$3,460.8	$200,340.2	$679,481.2	$15,857.1	$—	$172,911.0	$1,072,050.3

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.

For the year ended December 31, 2018, the Company recognized an impairment loss of NT$423.5 million for certain machinery and equipment that was assessed to have no future use, and the recoverable amount of certain machinery and equipment was nil. Such impairment loss was recognized in other operating income and expenses.